As filed with the Securities and Exchange Commission on August 15, 2003
                                 Registration Nos. 033-23351; 811-05626
-------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   Pre-Effective Amendment No. ___                                         [ ]
   Post-Effective Amendment No. 35                                         [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
   Amendment No.                                                           [X]
                      (Check appropriate box or boxes)

                               SEPARATE ACCOUNT B
                           (Exact Name of Registrant)

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               1475 Dunwoody Drive
                      West Chester, Pennsylvania 19380-1478
        (Address of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, including Area Code (610) 425-3400

        Linda E. Senker, Esq.                       Kimberly J. Smith, Esq.
        ING                                         ING
        1475 Dunwoody Drive                         1475 Dunwoody Drive
        West Chester, PA 19380-1478                 West Chester, PA 19380-1478
        (610) 425-4139                              (610) 425-3427
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
          [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
          [X]  on September 2, 2003 pursuant to paragraph (b) of Rule 485
          [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Deferred Combination Variable and Fixed Annuity Contracts

----------------------------------------------------------------------------

                               EXPLANATORY NOTE

The Prospectus and Statement of Additional Information, dated May 1, 2003, are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 35 by reference to Post-Effective Amendment No. 34 to the Registration Statement on Form N-4 (File No. 033-23351), as filed on April 15, 2003.

One supplement dated September 2, 2003 to the Prospectus is included in Part A of this Post-Effective Amendment No. 35.

                                PARTS A and B

ING (lion logo)

GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

                              PROSPECTUS SUPPLEMENT
                             DATED SEPTEMBER 2, 2003

                         SUPPLEMENT TO THE PROSPECTUSES
                                DATED MAY 1, 2003
                                       FOR

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
                                    ISSUED BY
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
              ("GOLDENSELECT ACCESS(R), GOLDENSELECT ACCESS(R) ONE,
       GOLDENSELECT DVA, GOLDENSELECT DVA PLUS(R), GOLDENSELECT ES II(R),
          GOLDENSELECT GENERATIONS, GOLDENSELECT LANDMARK, GOLDENSELECT
                  OPPORTUNITIES, GOLDENSELECT PREMIUM PLUS(R)")


The information in this supplement updates and amends certain information contained in the prospectus dated May 1, 2003. You should read and keep this supplement along with the prospectus.

     1. The following investment portfolios and portfolio managers are added to the list of investment portfolios and portfolio managers available under your Contract:

                  CAPITAL RESEARCH MANAGEMENT COMPANY
                     ING American Funds Growth Portfolio (Class 2)1
                     ING American Funds Growth-Income Portfolio (Class 2)1 ING American Funds International Portfolio (Class 2)1

                  JP MORGAN FLEMING ASSET MANAGEMENT (LONDON) LTD.
                     ING JP Morgan Fleming International Portfolio (Class S)2

                  PROFUND ADVISORS LLC
                     ProFund VP Rising Rates Opportunity

                  SALOMON BROTHERS ASSET MANAGEMENT, INC.
                     ING Salomon Brothers Aggressive Growth Portfolio (Class S)2

     2. The following Fund is added to the list of Trusts and Funds containing investment portfolios available under your Contract in the section, "The Trusts and Funds":

               ING Partners, Inc. is a mutual fund whose shares are offered only to insurance companies to fund benefits under their variable annuity and variable life insurance contracts. The address of ING Partners, Inc. is 151 Farmington Avenue, Hartford, Connecticut 06156-8962.

                  ----------------------
                  1 The investment adviser for this portfolio is Directed
                    Services, Inc. The portfolio manager listed is the sub-adviser. Directed Services is an affiliated Company of ING Groep, N.V.

                  2 The investment adviser for this portfolio is ING Life
                    Insurance and Annuity Company. The portfolio manager listed is the sub-adviser.

     3. To the extent Special Funds are included in your Contract, ProFund VP Rising Rates Opportunity is hereby designated a "Special Fund".

     4. The following ING Investors Trust portfolio has changed its name and subadviser as indicated in the chart below:

          ------------------------------------------- ------------------------------------
          FORMER FUND NAME AND SUBADVISER             NEW FUND NAME AND SUBADVISER
          ------------------------------------------- ------------------------------------
          ING JPMorgan Fleming International
              Enhanced EAFE Portfolio                 ING Julius Baer Foreign Portfolio
          ------------------------------------------- ------------------------------------
          SUBADVISER:  J.P. Morgan Fleming Asset      SUBADVISER:  Julius Baer Investment
              Management (London) Ltd.                   Management, Inc.
          ------------------------------------------- ------------------------------------


     5. Appendix B-- The Investment Portfolios, is amended to add the following investment options to those available under your Contract:

          ------------------------------------------------------- --------------------------------------------------------
          FUND NAME AND
          INVESTMENT ADVISER/SUBADVISER                           INVESTMENT OBJECTIVE
          ------------------------------------------------------- --------------------------------------------------------
          ING INVESTORS TRUST  (FORMERLY THE GCG TRUST)
          ----------------------------------------------------------------------------------------------------------------
          ING AMERICAN FUNDS GROWTH PORTFOLIO (CLASS 2)           Invests all of its assets in shares of the Growth
              INVESTMENT ADVISER:  Directed Services, Inc.        Fund, a series of American Funds Insurance Series, a
              INVESTMENT SUBADVISER: Capital Research             registered open-end investment company.  The Growth
                 Management Company                               Fund seeks to make the shareholders' investment grow
                                                                  by investing primarily in common stocks of companies
                                                                  that appear to offer superior opportunities for growth
                                                                  of capital. The Growth Fund is designed for investors
                                                                  seeking long term capital appreciation through
                                                                  stocks.
          ------------------------------------------------------- --------------------------------------------------------
          ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO (CLASS 2)    Invests all of its assets in shares of the
              INVESTMENT ADVISER: Directed Services, Inc.         Growth-Income Fund, a series of American Funds
              INVESTMENT SUBADVISER: Capital Research             Insurance Series, a registered open-end investment
                 Management Company                               company.  The Growth-Income Fund seeks to make the
                                                                  shareholders' investment grow and to provide
                                                                  shareholders with income over time by investing
                                                                  primarily in common stocks or other securities which
                                                                  demonstrate the potential for appreciation and/or
                                                                  dividends. The Growth-Income Fund is designed for
                                                                  investors seeking both capital appreciation and income.
          ------------------------------------------------------- --------------------------------------------------------
          ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO (CLASS 2)    Invests all of its assets in shares of the
              INVESTMENT ADVISER: Directed Services, Inc.         International Fund, a series of American Funds
              INVESTMENT SUBADVISER:  Capital Research            Insurance Series, a registered open-end investment
                 Management Company                               company.  The International Fund seeks to make the
                                                                  shareholders' investment grow over time by investing
                                                                  primarily in common stocks of companies located
                                                                  outside the United States.   The International Fund is
                                                                  designed for investors seeking capital appreciation
                                                                  through stocks.
          ------------------------------------------------------- --------------------------------------------------------
          ING PARTNERS, INC.
          ------------------------------------------------------- --------------------------------------------------------
          ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO (CLASS S)  Seeks long-term growth of capital.  Invests primarily
              INVESTMENT ADVISER: ING Life Insurance and          (at least 65% of total assets) in the equity
                 Annuity Company                                  securities of foreign companies that the subadviser
              INVESTMENT SUBADVISER: J.P. Morgan Fleming Asset    believes have high growth potential.  Will normally
                 Management (London) Ltd.                         invest in securities of at least three different
                                                                  countries other than the U.S. and will invest in both
                                                                  developed and developing markets.
          ------------------------------------------------------- --------------------------------------------------------
          ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO        Seeks long-term growth of capital.  Invests primarily
              (CLASS S)                                           (at least 80% of net assets under normal
              INVESTMENT ADVISER: ING Life Insurance and          circumstances) in common stocks and related
                 Annuity Company                                  securities, such as preferred stocks, convertible
              INVESTMENT SUBADVISER: Salomon Brothers Asset       securities and depositary receipts, of emerging growth
                 Management, Inc.                                 companies.
          ----------------------------------------------------------------------------------------------------------------
          PROFUNDS VP
          ------------------------------------------------------- --------------------------------------------------------
          PROFUND VP RISING RATES OPPORTUNITY                     Seeks daily investment results, before fees and
              INVESTMENT ADVISER: ProFund Advisors LLC            expenses, that correspond to one and one-quarter times
                                                                  (125%) the inverse (opposite) of the daily price
                                                                  movement of the most recently issued 30-year U.S.
                                                                  Treasury Bond ("Long Bond").

          ------------------------------------------------------- --------------------------------------------------------

     6. The following chart is added to "Appendix B -- The Investment Portfolios." The column labeled "Gross Expense Ratio" shows the total annual operating expenses charged by a Trust or Fund, absent expense reimbursement or fee waiver arrangements. The column labeled "Net Expense Ratio" shows such total annual operating expenses after applicable expense reimbursement or fee waiver arrangements where such reimbursement or waiver is expected to continue through December 31, 2003.

     ---------------------------------------------------------------------------------------------------------------------
                                                                                                 GROSS         NET
                                                                                                EXPENSE      EXPENSE
       PORTFOLIO                        CLASS    MANAGER                                         RATIO        RATIO
     ---------------------------------------------------------------------------------------------------------------------
       ING INVESTORS TRUST
     ---------------------------------------------------------------------------------------------------------------------
       ING AIM Mid-Cap Growth Portfolio   S      A I M Capital Management, Inc.                   0.95%        0.95%
     ---------------------------------------------------------------------------------------------------------------------
       ING Alliance Mid-Cap Growth        S      Alliance Capital Management L.P.                 1.05%        1.05%
         Portfolio
     ---------------------------------------------------------------------------------------------------------------------
       ING American Funds Growth          2      Capital Research and Management Company          1.18%        1.18%
         Portfolio
     ---------------------------------------------------------------------------------------------------------------------
       ING American Funds                 2      Capital Research and Management Company          1.13%        1.13%
         Growth-Income Portfolio
     ---------------------------------------------------------------------------------------------------------------------
       ING American Funds                 2      Capital Research and Management Company          1.41%        1.41%
         International Portfolio
     ---------------------------------------------------------------------------------------------------------------------
       ING Capital Guardian Large Cap     S      Capital Guardian Trust Company                   1.01%        1.01%
         Value Portfolio
     ---------------------------------------------------------------------------------------------------------------------
       ING Capital Guardian Managed       S      Capital Guardian Trust Company                   1.26%        1.26%
         Global Portfolio
     ---------------------------------------------------------------------------------------------------------------------
       ING Capital Guardian Small Cap     S      Capital Guardian Trust Company                   0.95%        0.95%
         Portfolio
     ---------------------------------------------------------------------------------------------------------------------
       ING Developing World Portfolio     S      Baring International Investment Limited          1.76%        1.76%
     ---------------------------------------------------------------------------------------------------------------------
       ING Eagle Asset Value Equity       S      Eagle Asset Management, Inc.                     0.95%        0.95%
         Portfolio
     ---------------------------------------------------------------------------------------------------------------------
       ING FMRSM Diversified Mid Cap      S      Fidelity Management & Research Company           1.01%        1.01%
         Portfolio
     ---------------------------------------------------------------------------------------------------------------------
       ING Goldman Sachs Internet         S      Goldman Sachs Asset Management, LP               1.86%        1.86%
         TollkeeperSM Portfolio
     ---------------------------------------------------------------------------------------------------------------------
       ING Hard Assets Portfolio          S      Baring International Investment Limited          0.94%        0.94%
     ---------------------------------------------------------------------------------------------------------------------
       ING International Portfolio        S      ING Investments LLC                              1.26%        1.26%
     ---------------------------------------------------------------------------------------------------------------------
       ING Janus Growth and Income        S      Janus Capital Management LLC                     1.11%        1.11%
         Portfolio
     ---------------------------------------------------------------------------------------------------------------------
       ING Janus Special Equity           S      Janus Capital Management LLC                     1.11%        1.11%
         Portfolio
     ---------------------------------------------------------------------------------------------------------------------
       ING Jennison Equity                S      Jennison Associates LLC                          0.95%        0.95%
         Opportunities Portfolio
     ---------------------------------------------------------------------------------------------------------------------
       ING JPMorgan Fleming Small Cap     S      JPMorgan Fleming Asset Management (USA) Inc.     1.16%        1.16%
         Equity Portfolio
     ---------------------------------------------------------------------------------------------------------------------
       ING Julius Baer Foreign            S      Julius Baer Investment Management, Inc.          1.26%        1.26%
         Portfolio
     ---------------------------------------------------------------------------------------------------------------------
       ING Limited Maturity Bond          S      ING Investment Management LLC                    0.53%        0.53%
         Portfolio
     ---------------------------------------------------------------------------------------------------------------------
       ING Liquid Assets Portfolio        S      ING Investment Management LLC                    0.53%        0.53%
     ---------------------------------------------------------------------------------------------------------------------
       ING Marsico Growth Portfolio       S      Marsico Capital Management LLC                   1.04%        1.04%
     ---------------------------------------------------------------------------------------------------------------------
       ING Mercury Focus Value            S      Mercury Advisors                                 1.06%        1.06%
         Portfolio
     ---------------------------------------------------------------------------------------------------------------------
       ING Mercury Fundamental Growth     S      Mercury Advisors                                 1.06%        1.06%
         Portfolio
     ---------------------------------------------------------------------------------------------------------------------
       ING MFS Mid Cap Growth Portfolio   S      Massachusetts Financial Services Company         0.91%        0.91%
     ---------------------------------------------------------------------------------------------------------------------
       ING MFS Research Portfolio         S      Massachusetts Financial Services Company         0.91%        0.91%
     ---------------------------------------------------------------------------------------------------------------------
       ING MFS Total Return Portfolio     S      Massachusetts Financial Services Company         0.91%        0.91%
     ---------------------------------------------------------------------------------------------------------------------
       ING PIMCO Core Bond Portfolio      S      Pacific Investment Management Company LLC        0.93%        0.93%
     ---------------------------------------------------------------------------------------------------------------------
       ING Salomon Brothers All Cap       S      Salomon Brothers Asset Management, Inc.          1.01%        1.01%
         Portfolio
     ---------------------------------------------------------------------------------------------------------------------
       ING Salomon Brothers Investors     S      Salomon Brothers Asset Management, Inc.          1.01%        1.01%
         Portfolio
     ---------------------------------------------------------------------------------------------------------------------
       ING T. Rowe Price Capital          S      T. Rowe Price Associates, Inc.                   0.95%        0.95%
         Appreciation Portfolio
     ---------------------------------------------------------------------------------------------------------------------
       ING T. Rowe Price Equity Income    S      T. Rowe Price Associates, Inc.                   0.95%        0.95%
         Portfolio
     ---------------------------------------------------------------------------------------------------------------------
       ING UBS U.S. Balanced Portfolio    S      UBS Global Asset Management (Americas) Inc.      1.01%        1.01%
     ---------------------------------------------------------------------------------------------------------------------
       ING Van Kampen Equity Growth       S      Van Kampen                                       1.01%        1.01%
         Portfolio
     ---------------------------------------------------------------------------------------------------------------------
       ING Van Kampen Global Franchise    S      Van Kampen                                       1.26%        1.26%
         Portfolio
     ---------------------------------------------------------------------------------------------------------------------
       ING Van Kampen Growth and          S      Van Kampen                                       0.95%        0.95%
         Income Portfolio
     ---------------------------------------------------------------------------------------------------------------------
       ING Van Kampen Real Estate         S      Van Kampen                                       0.95%        0.95%
         Portfolio
     ---------------------------------------------------------------------------------------------------------------------
       ING PARTNERS, INC.
     ---------------------------------------------------------------------------------------------------------------------
       ING JPMorgan Fleming            Service   JPMorgan Fleming Asset Management (London)       1.25%        1.25%
         International Portfolio                   Ltd.
     ---------------------------------------------------------------------------------------------------------------------
       ING Salomon Brothers Aggressive Service   Salomon Brothers Asset Management Inc.           1.07%        1.07%
         Growth Portfolio
     ---------------------------------------------------------------------------------------------------------------------
       ING VARIABLE INSURANCE TRUST
     ---------------------------------------------------------------------------------------------------------------------
       ING VP Worldwide Growth         Service   ING Investments LLC                              2.07%        1.23%
         Portfolio
     ---------------------------------------------------------------------------------------------------------------------
       ING VARIABLE PRODUCT PORTFOLIOS, INC.
     ---------------------------------------------------------------------------------------------------------------------
       ING VP Bond Portfolio              S      Aeltus Investment Management, Inc.               0.74%        0.74%
     ---------------------------------------------------------------------------------------------------------------------
       ING VP Index Plus LargeCap         S      Aeltus Investment Management, Inc.               0.71%        0.71%
         Portfolio
     ---------------------------------------------------------------------------------------------------------------------
       ING VARIABLE PRODUCTS TRUST
     ---------------------------------------------------------------------------------------------------------------------
       ING VP Growth Opportunities     Service   ING Investments LLC                              1.58%        1.10%
         Portfolio
     ---------------------------------------------------------------------------------------------------------------------
       ING VP MagnaCap Portfolio       Service   ING Investments LLC                              1.45%        1.10%
     ---------------------------------------------------------------------------------------------------------------------
       ING VP SmallCap Opportunities   Service   ING Investments LLC                              1.49%        1.10%
         Portfolio
     ---------------------------------------------------------------------------------------------------------------------
       AIM VARIABLE INSURANCE FUNDS
     ---------------------------------------------------------------------------------------------------------------------
       AIM V.I. Dent Demographic          II     A I M Advisors, Inc.                             1.68%        1.45%
         Trends Fund
     ---------------------------------------------------------------------------------------------------------------------
       FIDELITY VARIABLE INSURANCE PRODUCTS PORTFOLIO
     ---------------------------------------------------------------------------------------------------------------------
       Fidelity VIP Equity-Income         S2     FMR Co., Inc.                                    0.83%        0.83%
         Portfolio
     ---------------------------------------------------------------------------------------------------------------------
       Fidelity VIP Growth Portfolio      S2     FMR Co., Inc.                                    0.93%        0.93%
     ---------------------------------------------------------------------------------------------------------------------
       INVESCO VARIABLE INVESTMENT FUNDS, INC.
     ---------------------------------------------------------------------------------------------------------------------
       INVESCO VIF-- Financial                   INVESCO Funds Group, Inc.                        1.09%        1.09%
         Services Fund
     ---------------------------------------------------------------------------------------------------------------------
       INVESCO VIF-- Health Sciences             INVESCO Funds Group, Inc.                        1.07%        1.07%
         Fund
     ---------------------------------------------------------------------------------------------------------------------
       INVESCO VIF-- Leisure Fund                INVESCO Funds Group, Inc.                        3.96%        3.96%
     ---------------------------------------------------------------------------------------------------------------------
       INVESCO VIF-- Utilities Fund              INVESCO Funds Group, Inc.                        1.18%        1.15%
     ---------------------------------------------------------------------------------------------------------------------
       LIBERTY VARIABLE INSURANCE TRUST
     ---------------------------------------------------------------------------------------------------------------------
       Colonial Small Cap Value Fund      B      Columbia Management Advisers, Inc.               1.39%        1.10%
     ---------------------------------------------------------------------------------------------------------------------
       PIMCO VARIABLE INSURANCE TRUST:
     ---------------------------------------------------------------------------------------------------------------------
       PIMCO High Yield Portfolio                Pacific Investment Management Company            0.76%        0.75%
     ---------------------------------------------------------------------------------------------------------------------
       PIMCO StocksPLUS Growth and               Pacific Investment Management Company            0.66%        0.65%
         Income Portfolio (closed to
         new investors)
     ---------------------------------------------------------------------------------------------------------------------
       PIONEER VARIABLE CONTRACTS TRUST
     ---------------------------------------------------------------------------------------------------------------------
       Pioneer Fund VCT Portfolio         II     Pioneer Investment Management, Inc.              1.06%        1.06%
     ---------------------------------------------------------------------------------------------------------------------
       Pioneer Mid-Cap Value VCT          II     Pioneer Investment Management, Inc.              1.07%        1.07%
         Portfolio
     ---------------------------------------------------------------------------------------------------------------------
       PRO FUNDS VP
     ---------------------------------------------------------------------------------------------------------------------
       ProFund VP Bull                           ProFund Advisors LLC                             1.91%        1.91%
     ---------------------------------------------------------------------------------------------------------------------
       ProFund VP Europe 30                      ProFund Advisors LLC                             2.03%        1.98%
     ---------------------------------------------------------------------------------------------------------------------
       ProFund VP Rising Rates                   ProFund Advisors LLC                             2.13%        1.98%
         Opportunity
     ---------------------------------------------------------------------------------------------------------------------
       ProFund VP Small-Cap                      ProFund Advisors LLC                             1.97%        1.97%
     ---------------------------------------------------------------------------------------------------------------------
       PRUDENTIAL SERIES FUND, INC.
     ---------------------------------------------------------------------------------------------------------------------
       Jennison Portfolio                 II     Jennison Associates LLC                          1.01%        1.01%
     ---------------------------------------------------------------------------------------------------------------------
       SP Jennison International          II     Jennison Associates LLC                          1.80%        1.80%
         Growth Portfolio
     ---------------------------------------------------------------------------------------------------------------------




ING (lion logo)

GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a stock company domiciled in Delaware.

127445 - GoldenSelect                                                   09/02/03

                           PART C - OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS

FINANCIAL STATEMENTS

(a) (1) All financial statements are included in the Prospectus or the Statement of Additional Information as indicated therein
    (2) Schedules I and IV follow. All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are omitted because they are not applicable or because the information is included elsewhere in the consolidated financial statements or notes thereto.



                                                      SCHEDULE I
                             Summary of Investments - Other than Investments in Affiliates
                                                As of December 31, 2002
                                                      (Millions)

                                                                                                  Amount shown
                                                                                                   on Balance
     Type of Investment                                                Cost          Value*          Sheet
     -----------------------------------------------------------------------------------------------------------
     Fixed maturities:
     U.S. government and government agencies and authorities       $      207.3    $      209.5    $     209.5
     Public Utilities Securities                                          335.7           349.3          349.3
     U.S. corporate securities                                          3,012.0         3,182.9        3,182.9
     Foreign securities (1)                                               228.6           242.5          242.5
     Mortgage-backed securities                                           641.7           653.5          653.5
     Other asset-backed securities                                        294.8           298.7          298.7
     Less: Fixed maturities pledged to creditors                            -               -              -
                                                                  ----------------------------------------------
            Total fixed maturities                                  $   4,720.1    $    4,936.4  $     4,936.4
                                                                  ----------------------------------------------

     Equity securities:
                                                                  ----------------------------------------------
            Total equity securities                                        22.9            19.0           19.0
                                                                  ----------------------------------------------

     Short term investments                                                 2.2             2.2            2.2
     Mortgage loans                                                       482.4           482.4          482.4
     Policy loans                                                          16.0            16.0           16.0
                                                                  ----------------------------------------------
            Total other investments                                 $     500.6     $     500.6    $     500.6
     ===========================================================================================================

 * See Notes 2 and 3 of Notes to Consolidated Financial Statements.

(1)  The  term  "foreign"  includes  foreign   governments,   foreign  political
     subdivisions,  foreign  public  utilities  and all other  bonds of  foreign
     issuers.   Substantially  all  of  the  Company's  foreign  securities  are denominated in U.S. dollars.



                                                        SCHEDULE IV
                                                  Reinsurance Information
                              As of and for the years ended December 31, 2002, 2001 and 2000
                                                        (Millions)



(Millions)                                              Ceded to         Assumed                        Percentage of
                                       Gross             Other          from Other          Net        Amount assumed
                                       Amount          Companies        Companies         Amount           to net
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
AT DECEMBER 31, 2002
Life insurance in Force              $   158.7      $       90.7      $       -        $      68.0         0.0%

AT DECEMBER 31, 2001
Life insurance in Force              $   169.3      $       94.8      $       -        $      74.5         0.0%

AT DECEMBER 31, 2000
Life insurance in Force              $   196.3      $      105.3      $       -        $      91.0         0.0%


(b)

EXHIBITS

(b)

(1) Resolution of the board of directors of Depositor authorizing the establishment of the Registrant incorporated herein by reference to Item 24(b)(1) of post-effective amendment No. 29 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-5626).

(2)  Not Applicable

(3)(a) Distribution Agreement between the Depositor and Directed Services,
     Inc. incorporated herein by reference to Item 24(b)(3)(a) of post-effective amendment No. 29 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-5626).

(b) Dealers Agreement incorporated herein by reference to Item 24(b)(3)(b) of post-effective amendment No. 29 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-5626).

(c) Organizational Agreement incorporated herein by reference to Item 24(b)(3)(c) of post-effective amendment No. 29 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-5626).

(d) (i) Addendum to Organizational Agreement incorporated herein by reference to Item 24(b)(3)(d)(i) of post-effective amendment No. 29 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-5626).

(d)  (ii) Expense Reimbursement Agreement incorporated herein by reference to
     Item 24(b)(3)(d)(ii) of post-effective amendment No. 29 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-5626).

(e) Assignment Agreement for Organizational Agreement incorporated herein by reference to Item 24(b)(3)(e) of post-effective amendment No. 29 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-5626).

(4)(a) Deferred Variable Annuity Contract incorporated herein by reference to
     Item 24(b)(4)(a) of post-effective amendment No. 29 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-5626).

(b)  Deferred Variable Annuity Certificate incorporated herein by reference to
     Item 24(b)(4)(b) of post-effective amendment No. 29 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-5626).

(c)  Deferred Variable Annuity Contract 100 incorporated herein by reference to
     Item 24(b)(4)(c) of post-effective amendment No. 29 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-5626).

(d) Deferred Variable Annuity Certificate 100 incorporated herein by reference to Item 24(b)(4)(d) of post-effective amendment No. 29 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-5626).

(e) Individual Retirement Annuity Rider incorporated herein by reference to post-effective amendment No. 34 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-5626).

(f) Simple Retirement Account Rider incorporated herein by reference to post-effective amendment No. 34 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-5626).

(g) Roth Individual Retirement Annuity Rider incorporated herein by reference to post-effective amendment No. 34 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-5626).

(h) 403(b) Rider incorporated herein by reference to post-effective amendment No. 34 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-5626).

(5) Individual Deferred Variable Annuity Application incorporated herein by reference to post-effective amendment No. 34 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-5626).

(6)(a) Certificate of Amendment of the Restated Articles of Incorporation of Golden American, dated (12/28/93) incorporated herein by reference to Item 24(b)(6)(a) of post-effective amendment No. 29 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 33-23351, 811-5626).

(b) Certificate of Amendment of the Restated Articles of Incorporation of Golden American, dated (03/01/95) incorporated herein by reference to Item 24(b)(6)(b) of post-effective amendment No. 29 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 33-23351, 811-5626).

(c) By-Laws of Golden American, dated (01/07/94) incorporated herein by reference to Item 24(b)(6)(c) of post-effective amendment No. 29 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 33-23351, 811-5626).

(d) Resolution of the board of directors for Powers of Attorney, dated (04/23/99) incorporated herein by reference to Item 24(b)(6)(d) of post-effective amendment No. 29 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 33-23351, 811-5626).

(7)  Not applicable

(8)(a) Participation Agreement between Golden American and PIMCO Variable Insurance Trust incorporated herein by reference to Item 24(b)(8)(a) of post-effective amendment No. 29 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 33-23351, 811-5626).

(b) Administrative Services Agreement between Golden American and Equitable Life Insurance Company of Iowa incorporated herein by reference to Item 24(b)(8)(b) post-effective amendment No. 28 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on May 1, 1998 (File Nos. 33-23351, 811-5626).

(c) Service Agreement between Golden American and Directed Services, Inc. incorporated herein by reference to Item 24(b)(8)(c) post-effective amendment No. 28 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on May 1, 1998 (File Nos. 33-23351, 811-5626).

(d) Asset Management Agreement between Golden American and ING Investment Management LLC incorporated herein by reference to Item 24(b)(8)(d) of post-effective amendment No. 29 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 33-23351, 811-5626).

(e) Reciprocal Loan Agreement between Golden American and ING America Insurance Holdings, Inc. incorporated herein by reference to Item 24(b)(8)(e) of post-effective amendment No. 29 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 33-23351, 811-5626).

(f) Revolving Note Payable between Golden American and SunTrust Bank incorporated herein by reference to Item 24(b)(8)(f) of post-effective amendment No. 29 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 33-23351, 811-5626).

(g) Surplus Note, dated 12/17/96, between Golden American and Equitable of Iowa Companies incorporated herein by reference to Item 24(b)(8)(g) post-effective amendment No. 30 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on April 25, 2000 (File Nos. 33-23351, 811-5626).

(h) Surplus Note, dated 12/30/98, between Golden American and Equitable Life Insurance Company of Iowa incorporated herein by reference to Item 24(b)(8)(h) post-effective amendment No. 30 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on April 25, 2000 (File Nos. 33-23351, 811-5626).

(i) Surplus Note, dated 09/30/99, between Golden American and ING AIH incorporated herein by reference to Item 24(b)(8)(i) post-effective amendment No. 30 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on April 25, 2000 (File Nos. 33-23351, 811-5626).

(j) Surplus Note, dated 12/08/99, between Golden American and First Columbine Life Insurance Company incorporated herein by reference to Item 24(b)(8)(j) of post-effective amendment No. 29 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 33-23351, 811-5626).

(k) Surplus Note, dated 12/30/99, between Golden American and Equitable of Iowa Companies incorporated herein by reference to Item 24(b)(8)(k) of post-effective amendment No. 29 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 33-23351, 811-5626).

(l) Renewal of Revolving Note Payable between Golden American and SunTrust Bank as of July 31, 2000 and expiring July 31, 2001 incorporated herein by reference to Item 24(b)(8)(l) of post-effective amendment No. 31 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on April 27, 2001 (File Nos. 33-23351, 811-5626).

(m) Form of Participation Agreement between Golden American and ProFunds incorporated herein by reference to Item 24(b)(8)(n) of post-effective amendment No. 31 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on April 27, 2001 (File Nos. 33-23351, 811-5626).

(n) Participation Agreement between Golden American and ING Variable Products Trust incorporated herein by reference to Item 24(b)(8)(n) of post-effective amendment No. 32 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on April 29, 2002 (File Nos. 33-23351, 811-5626).

(o) Participation Agreement between Golden American and Pioneer Variable Contracts Trust incorporated herein by reference to Item 24(b)(8)(o) of post-effective amendment No. 32 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on April 29, 2002 (File Nos. 33-23351, 811-5626).

(p) Participation Agreement between Golden American and Fidelity Distributors Corporation incorporated herein by reference to Item 24(b)(8)(p) of post-effective amendment No. 32 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on April 29, 2002 (File Nos. 33-23351, 811-5626).

(q) Participation Agreement between Golden American and ING Variable Insurance Trust incorporated herein by reference to Item 24(b)(8)(q) of post-effective amendment No. 32 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on April 29, 2002 (File Nos. 33-23351, 811-5626).

(r) Participation Agreement between Golden American and AIM Variable Insurance Funds, Inc. incorporated herein by reference to Item 24(b)(8)(r) of post-effective amendment No. 32 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on April 29, 2002 (File Nos. 33-23351, 811-5626).

(s) Participation Agreement between Golden American and INVESCO Variable Investment Funds, Inc. incorporated herein by reference to Item 24(b)(8)(s) of post-effective amendment No. 32 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on April 29, 2002 (File Nos. 33-23351, 811-5626).

(t) Participation Agreement between Golden American and The Prudential Series Fund, Inc. incorporated herein by reference to Item 24(b)(8)(t) of post-effective amendment No. 32 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on April 29, 2002 (File Nos. 33-23351, 811-5626).

(9)  Opinion and Consent of Kimberly J. Smith

(10)(a) Consent of Ernst & Young LLP, Independent Auditors
    (b) Consent of Kimberly J. Smith, incorporated in Item 9 of this Part C, together with the Opinion of Kimberly J. Smith.

(11) Not applicable

(12) Not applicable

(13) Schedule of Performance Data incorporated herein by reference to post-effective amendment No. 29 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 33-23351, 811-5626).

(14) Not applicable

(15) Powers of Attorney incorporated herein by reference to Post-Effective Amendment No. 3 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on June 5, 2003 (File Nos. 333-70600, 811-5626).

ITEM 25:  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           Principal                  Position(s)
Name                    Business Address              with Depositor
----                    ----------------              --------------

Keith Gubbay           ING Insurance Operations      Director and President
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Cheryl L. Price        ReliaStar Life Insurance Co.  Vice President
                       20 Washington Avenue South
                       Minneapolis, MN  55402

Boyd G. Combs          ING Insurance Operations      Senior Vice President
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Jacques de Vaucleroy   ING Insurance Operations      Senior Vice President
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Shaun P. Mathews       ING Financial Services        Senior Vice President
                       151 Farmington Avenue
                       Hartford, CT  06156

James R. Gelder        ReliaStar Life Insurance Co.  Senior Vice President
                       20 Washington Avenue South
                       Minneapolis, MN  55402

James R. McInnis       Golden American Life Ins. Co. Senior Vice President
                       1475 Dunwoody Drive
                       West Chester, PA  19380

Stephen J. Preston     Golden American Life Ins. Co. Senior Vice President
                       1475 Dunwoody Drive
                       West Chester, PA  19380

Thomas J. McInerney    ING Insurance Operations      Director
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

David A. Wheat         ING Insurance Operations      Chief Financial Officer
                       5780 Powers Ferry Road        Director
                       Atlanta, GA  30327-4390

Mark A. Tullis         ING Insurance Operations      Director
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

P. Randall Lowery      ING Insurance Operations      Director
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

David L. Jacobson      Golden American Life Ins. Co. Vice President, Chief
                       1475 Dunwoody Drive           Compliance Officer and
                       West Chester, PA  19380       Assistant Secretary

David S. Pendergrass   ING Insurance Operations      Vice President and
                       5780 Powers Ferry Road        Treasurer
                       Atlanta, GA  30327-4390

Paula Cludray-Engelke  ReliaStar Life Insurance Co.  Secretary
                       20 Washington Avenue South
                       Minneapolis, MN  55402

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Depositor owned 100% of the stock of a New York company, First Golden American Life Insurance Company of New York ("First Golden"). The primary purpose of First Golden was to offer variable products in the state of New York. First Golden was merged into ReliaStar Life Insurance Company of New York, an affiliate of the Depositor on April 1, 2002.

The following persons control or are under common control with the Depositor:

DIRECTED SERVICES, INC. ("DSI") - This corporation is a general business corporation organized under the laws of the State of New York, and is wholly owned by ING Groep, N.V. ("ING"). The primary purpose of DSI is to act as a broker-dealer in securities. It acts as the principal underwriter and distributor of variable insurance products including variable annuities as required by the SEC. The contracts are issued by the Depositor. DSI also has the power to carry on a general financial, securities, distribution, advisory or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation. DSI is also registered with the SEC as an investment adviser.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organizational chart.

Subsidiaries of ING Groep N.V. incorporated herein by reference to Item 26 in Post-Effective Amendment No. 28 to Registration Statement on Form N-4
(File No. 33-75988), as filed on April 10, 2003 for Variable Annuity
Account C of ING Life Insurance and Annuity Company.

ITEM 27:  NUMBER OF CONTRACT OWNERS

As of July 31, 2003, there are 148,323 qualified contract owners and 160,762 non-qualified contract owners in Golden American's Separate Account B.


ITEM 28: INDEMNIFICATION

Golden American shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of Golden American as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

Golden American may also, to the extent permitted by law, indemnify any other person who is or was serving Golden American in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

Golden American or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services, Inc. ("DSI"), the Registrant's Distributor, also serves as principal underwriter for all contracts issued by Golden American. DSI is the principal underwriter for Separate Account A, Separate Account B, Equitable Life Insurance Company of Iowa Separate Account A, ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of Golden American and the ING Investors Trust (formerly known as The GCG Trust).

(b) The following information is furnished with respect to the principal officers and directors of Directed Services, Inc., the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name and Principal             Positions and Offices
Business Address               with Underwriter
--------------------            ---------------------

James R. McInnis               Director and President

Alan G. Hoden                  Director

Stephen J. Preston             Director

David S. Pendergrass           Vice President and Treasurer
ING Insurance Operations
5780 Powers Ferry Road
Atlanta, GA  30327-4390

David L. Jacobson              Senior Vice President

Kimberly J. Smith              Secretary

(c)
             2002 Net
Name of      Underwriting   Compensation
Principal    Discounts and      on        Brokerage
Underwriter  Commissions    Redemption    Commissions  Compensation
-----------  ------------   ------------- -----------  ------------
DSI          $287,208,066       $0            $0           $0


ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

Accounts and records are maintained by Golden American Life Insurance Company at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478, ING Americas at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390 and by Equitable Life Insurance Company of Iowa, an affiliate, at 909 Locust Street, Des Moines, Iowa 50309.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1. The account meets the definition of a "separate account" under federal securities laws.

2. Golden American Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                             SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment to its Registration Statement on Form N-4 meets the requirements of Securities Act Rule 485(b) for effectiveness and has caused this Post-Effective Amendment to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania on this 15th day of August, 2003.




                                      SEPARATE ACCOUNT B
                                       (Registrant)

                                 By:  GOLDEN AMERICAN LIFE
                                      INSURANCE COMPANY
                                      (Depositor)

                                 By:
                                     --------------------
                                     Keith Gubbay*
                                     President

Attest: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Counsel of Depositor

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on August 15, 2003.


Signature                     Title
---------                     -----

                             President
--------------------
Keith Gubbay*




                DIRECTORS OF DEPOSITOR


----------------------
David A. Wheat*


----------------------
Thomas J. McInerney*


----------------------
Mark A. Tullis*


----------------------
P. Randall Lowery*


Attest: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Counsel of Depositor

*Executed by Linda E. Senker on behalf of those indicated pursuant to Power of Attorney.

                                  EXHIBIT INDEX

ITEM                EXHIBIT                                            PAGE #
----                -------                                           --------

9              Opinion and Consent of Kimberly J. Smith               EX-99.B9

10(a)          Consent of Ernst & Young LLP, Independent Auditors     EX-99.B10A